UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Theodore M. Bovard
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Theodore M. Bovard	Pittsburgh, PA	February 13, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      88
Form 13F Information Table Value Total:	 534,897
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS              PUT     INV
ISSUER                  	CLASS      CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- 	       -------- ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire Hathaway	CLA	084990175	536	0	SH		SOLE		0
3M Co				COM	88579y101	727	8	SH		SOLE		8
Abbott Laboratories		COM	002824100	1726	26	SH		SOLE		26
Air Prods & Chem		COM	009158106	274	3	SH		SOLE		3
Alcoa Inc			COM	013817101	1285	148	SH		SOLE		148
Allergan Inc			COM	018490102	17703	193	SH		SOLE		193
Allstate Corp			COM	020002101	360	9	SH		SOLE		9
Altria Group			COM	02209S103	464	15	SH		SOLE		15
American Express		COM	025816109	343	6	SH		SOLE		6
Amgen Inc			COM	031162100	14011	163	SH		SOLE		163
Ansys Inc			COM	03662Q105	1267	19	SH		SOLE		19
Apple Inc			COM	037833100	1070	2	SH		SOLE		2
Arthur J Gallagher		COM	363576109	14493	418	SH		SOLE		418
AT&T Inc.			COM	00206r102	24708	733	SH		SOLE		733
Bank of NY Mellon 		COM	064058100	4748	185	SH		SOLE		185
Baxter Intl			COM	071813109	292	4	SH		SOLE		4
Berkshire Hathaway		CLB	084670702	319	4	SH		SOLE		4
BMC Software			COM	055921100	2079	52	SH		SOLE		52
Boeing Co			COM	097023105	20974	278	SH		SOLE		278
BP plc				COM	055622104	14082	338	SH		SOLE		338
CA Technologies			COM	12673P105	14757	671	SH		SOLE		671
Caterpillar Inc			COM	149123101	931	10	SH		SOLE		10
Charles Schwab Corp		COM	808513105	3526	246	SH		SOLE		246
Chevron Corp.			COM	166764100	893	8	SH		SOLE		8
Cisco Systems Inc		COM	17275r102	1209	62	SH		SOLE		62
Coca Cola Co			COM	191216100	810	22	SH		SOLE		22
Colgate-Palmolive		COM	194162103	636	6	SH		SOLE		6
Comcast Corp			COM	20030n101	31233	836	SH		SOLE		836
ConocoPhillips			COM	20825C104	629	11	SH		SOLE		11
Consolidated Comm		COM	209034107	2294	144	SH		SOLE		144
Costco Whsl Corp.		COM	22160k105	240	2	SH		SOLE		2
Dell Inc			COM	24702r101	1963	194	SH		SOLE		194
EMC Corp.			COM	268648102	6796	269	SH		SOLE		269
Emerson Electric		COM	291011104	321	6	SH		SOLE		6
EQT Corp			COM	26884l109	356	6	SH		SOLE		6
Erie Indemnity Co		CLA	29530P102	6987	101	SH		SOLE		101
Exxon Mobil Corp		COM	30231G102	3815	44	SH		SOLE		44
F.N.B. Corp			COM	302520101	3301	311	SH		SOLE		311
FirstEnergy Corp		COM	337932107	17418	417	SH		SOLE		417
Fuel Systems Sols		COM	35952W103	462	31	SH		SOLE		31
General Electric Co		COM	369604103	21295	1015	SH		SOLE		1015
HJ Heinz Co			COM	423074103	213	4	SH		SOLE		4
Honeywell Intl Inc		COM	438516106	19152	302	SH		SOLE		302
Ingersoll Rand			COM	G47791101	3781	79	SH		SOLE		79
Intel Corp			COM	458140100	2246	109	SH		SOLE		109
Intl Business Mach		COM	459200101	10956	57	SH		SOLE		57
iShares MSCI Japan		ETF	464286848	3598	369	SH		SOLE		369
IShares Tr S&P 100		ETF	464287101	430	7	SH		SOLE		7
iShs iBoxx TR GS ETF		ETF	464287242	14627	121	SH		SOLE		121
Johnson & Johnson		COM	478160104	1239	18	SH		SOLE		18
Joy Global Inc			COM	481165108	10360	162	SH		SOLE		162
Kimberly-Clark Corp		COM	494368103	16018	190	SH		SOLE		190
Kinder Morgan			COM	49456b101	2079	59	SH		SOLE		59
Loews Corp			COM	540424108	22713	557	SH		SOLE		557
Marsh & McLennan		COM	571748102	9837	285	SH		SOLE		285
Matthews Intl Corp		CLA	577128101	2624	82	SH		SOLE		82
Medtronic Inc			COM	585055106	12268	299	SH		SOLE		299
Merck & Co Inc			COM	58933Y105	757	18	SH		SOLE		18
Microsoft Corp			COM	594918104	16998	636	SH		SOLE		636
Mylan Inc			COM	628530107	778	28	SH		SOLE		28
Oracle Corp			COM	68389x105	748	22	SH		SOLE		22
Parker-Hannifin Corp.		COM	701094104	11769	138	SH		SOLE		138
Pepsico Inc			COM	713448108	810	12	SH		SOLE		12
Pfizer Inc			COM	717081103	7176	286	SH		SOLE		286
Philip Morris Intl		COM	718172109	1000	12	SH		SOLE		12
Phillips 66			COM	718546104	304	6	SH		SOLE		6
PNC Fin Svcs Grp		COM	693475105	10167	174	SH		SOLE		174
PPG Industries Inc		COM	693506107	7816	58	SH		SOLE		58
Procter & Gamble Co		COM	742718109	1102	16	SH		SOLE		16
Rockwell Automation		COM	773903109	5930	71	SH		SOLE		71
Rockwell Collins		COM	774341101	448	8	SH		SOLE		8
Royal Dutch Shell A		COM	780259206	491	7	SH		SOLE		7
Russell 3000 Index		ETF	464287689	370	4	SH		SOLE		4
SanDisk Corp			COM	80004C101	20324	467	SH		SOLE		467
Schwab US Mkt ETF		ETF	808524102	10337	300	SH		SOLE		300
Tempur Pedic Intl		COM	88023u101	495	16	SH		SOLE		16
Texas Instruments Inc		COM	882508104	3891	126	SH		SOLE		126
U.S. Bancorp			COM	902973304	336	11	SH		SOLE		11
United Technologies		COM	913017109	619	8	SH		SOLE		8
Universal Stainless		COM	913837100	478	13	SH		SOLE		13
V F Corp			COM	918204108	10270	68	SH		SOLE		68
Verizon Comm			COM	92343V104	26681	617	SH		SOLE		617
Voxx Intl Corp			COM	91829f104	1846	274	SH		SOLE		274
Wal-Mart Stores Inc		COM	931142103	1378	20	SH		SOLE		20
Wendys				COM	95058w100	5274	1122	SH		SOLE		1122
Windstream Corp			COM	97381w104	3781	457	SH		SOLE		457
Xilinx Inc			COM	983919101	8751	244	SH		SOLE		244
Yum! Brands Inc.		COM	988498101	298	4	SH		SOLE		4



